SHAREHOLDERS' EQUITY (Investment Agreements) (Narrative) (Details) $ in Thousands				1 Months Ended							12 Months Ended
	Oct. 15, 2015 USD ($)	Oct. 13, 2015 USD ($)	Apr. 14, 2014 shares	Nov. 23, 2016 shares	Feb. 29, 2016 shares	Nov. 30, 2015 USD ($)	Feb. 28, 2015 USD ($) shares	Feb. 18, 2015 USD ($)	Sep. 30, 2014 shares	Sep. 18, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Mar. 16, 2017 ₪ / shares shares	Dec. 31, 2016 ₪ / shares shares	Dec. 31, 2015 ₪ / shares shares
Stockholders' Equity [Line Items]
Proceeds from issuance											$ 3,708
Equity shares issued | shares			746	91,250
Stock issuance fees and expenses										$ 23
Issuance of shares to a former employee, shares | shares									500
Revaluation expenses												$ 1,051
Common Stock, Shares Authorized | shares														5,000,000	5,000,000
Common Stock, Par or Stated Value Per Share | ₪ / shares														₪ 7.2	₪ 7.2
Subsequent Event [Member]
Stockholders' Equity [Line Items]
Common Stock, Shares Authorized | shares													7,500,000
Common Stock, Par or Stated Value Per Share | ₪ / shares													₪ 7.2
2015 Cantor Sales Agreement
Stockholders' Equity [Line Items]
Proceeds from issuance							$ 10,540
Stock issuance fees and expenses							$ 512
Stock sold in agreement | shares							202,030
Proceeds from the Private Placement							$ 14,400	$ 14,400
Securities Purchase Agreement [Member]
Stockholders' Equity [Line Items]
Proceeds from the Private Placement		$ 7,293
Securities Purchase Agreement [Member] | Capital Units [Member]
Stockholders' Equity [Line Items]
Warrants issued to purchase ordinary shares | shares															8,334
Proceeds from the Private Placement	$ 7,293
Private placement, terms											Under the terms of the 2015 Private Placement, the Company issued an aggregate of 277,778 units at a purchase price of $28.80 per unit for gross proceeds of approximately $8,000. Each unit consisted of (i) one Ordinary Share (collectively, the Shares), (ii) a Series A Warrant to purchase one-half of an Ordinary Share at an exercise price of $33.00 per Ordinary Shares (subject to adjustment), exercisable for a period of five years from the Closing Date (the 2015 Series A Warrants), and (iii) a partially pre-funded 2015 Series B Warrant (collectively and together with the 2015 Series A Warrants, the 2015 Warrants). The 2015 Series B Warrants had an exercise price of NIS 7.2 (which has been prepaid) plus $0.0012 per share. The 2015 Series B Warrants were intended to reset the price of the units, and became exercisable for an aggregate of 222,223 shares based on 85% of the arithmetic average of the five lowest weighted average prices calculated during the ten trading days following the effective date of a resale registration statement registering the shares sold in the 2015 Private Placement for resale. The 2015 Series A Warrant exercise price has been adjusted to $19.752 per share, and all of the 2015 Series B Warrants have been exercised on a cashless basis, resulting in the issuance of 222,208 of the Companys Ordinary Shares
Series A Warrants [Member]
Stockholders' Equity [Line Items]
Warrants outstanding | shares														147,223
Series B Warrants [Member]
Stockholders' Equity [Line Items]
Exercise of warrants, shares | shares					27,778							194,445
Series A and Series B Warrants [Member]
Stockholders' Equity [Line Items]
Fair value of warrants						$ 6,272